Investments	12 Months Ended
Dec. 31, 2022
Text block1 [abstract]
Investments
7 – Investments
As of and for the year ended December 31, 2022:

In $000s	Jan. 1, 2022	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2022

Short-term investments

Convertible debt instruments 1	$-	$-	$-	$1,272	$-	$-	$1,272

Loans receivable 3	5,001	-	(2,787)	-	-	287	2,501

Total short-term investments	$5,001	$-	$(2,787)	$1,272	$-	$287	$3,773

Non-current investments

Common shares 2	$21,486	$10,748	$(4,820)	$-	$(8,389)	$-	$19,025

Warrants and other 1	1,666	-	-	-	422	-	2,088

Convertible debt instruments 1	904	104,972	(934)	(1,272)	1,334	-	105,004

Loans receivable 3	-	33,781	(33,311)	-	-	(470)	-

Total non-current investments	$24,056	$149,501	$(39,065)	$(1,272)	$(6,633)	$(470)	$126,117

Total investments	$29,057	$149,501	$(41,852)	$-	$(6,633)	$(183)	$129,890

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3	Interest revenue recorded within Net Income (loss) for the period.

In

April 2022, the Company closed its previously announced financing package of Bear Creek. The financing package included a $
22.5
 million convertible debenture which bears an interest rate of
6
% per annum and has a term of
three years
, which is measured at fair value through profit or loss. The transaction is further discussed in note 5(b).
In May 2022, the Company sold its equity interest in Entrée Resources Ltd. to Horizon Copper in consideration for a $33.8 million promissory note, measured at amortized cost. This promissory note was extinguished in August 2022 as a part of the finalization of the sale of Hod Maden to Horizon Copper. The transaction is further discussed in note 6.
In June 2022, the Company closed its previously announced sale of a portfolio of royalties to Sandbox, as further discussed in note
5
(b). The secured convertible promissory note, which is measured at fair value through profit and loss, has a principal amount of $31.4 million payable in 10 years, with a fair value at December 31, 2022 of $14.7 million.
In
August 2022, the Company closed
it
s previously announced sale of its 30% interest in Hod Maden, as further discussed in note 6. The convertible promissory note, which is measured at fair value through profit and loss, has a principal amount of $95 million payable in 10 years, with a fair value at the date of the transaction of $68.3 million and a fair value at
December 31, 2022 of $70.3 million. The debenture
bears

an interest rate of SOFR plus 2% over a
10-year
term, with a
3-year
interest holiday.
Subject to certain conditions, principal
repayments begin once Horizon Copper begins receiving cash flows from its 30% interest in the Hod Maden project. Prepayment of the debenture can occur at any time prior to maturity without penalty.
Either party may elect to settle amounts owed under the note in Horizon Copper shares based on a 20 days volume weighted average price so long as Sandstorm’s common share ownership does not exceed 34%.
Under the terms of the debenture, certain additional principal amounts may be made available under limited circumstances.

As
of and for the year ended December 31, 2021:

In $000s	Jan. 1, 2021	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2021

Short-term investments

Convertible debt instruments 1	$1,852	$-	$(1,722)	$-	$(130)	$-	$-

Loans receivable 3	15	-	(176)	4,986	-	176	5,001

Total short-term investments	$1,867	$-	$(1,898)	$4,986	$(130)	$176	$5,001

Non-current investments

Common shares 2	$28,416	$20,799	$(15,882)	$-	$(11,847)	$-	$21,486

Vale royalties financial instrument	-	-	(5,887)	-	5,887	-	-

Warrants and other 1	1,143	-	(99)	-	622	-	1,666

Convertible debt instruments 1	15,525	-	(12,470)	-	(2,151)	-	904

Loans receivable 3	5,001	-	(189)	(4,986)	-	174	-

Total non-current investments	$50,085	$20,799	$(34,527)	$(4,986)	$(7,489)	$174	$24,056

Total investments	$51,952	$20,799	$(36,425)	$-	$(7,619)	$350	$29,057

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3	Interest revenue recorded within Net Income (loss) for the period.